Condensed Consolidated Statement of Stockholders' Equity - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Earnings (Deficit) [Member]	Member Units [Member]	Capital Units [Member] Common Class A [Member]	Capital Units [Member] Common Class C [Member]
Beginning Balance at Dec. 31, 2012	$ (2,975)
Net income	5,303
Distributions	(78)
Ending Balance at Dec. 31, 2013	2,250
Net income	1,986
Distributions	(275)
Ending Balance at Dec. 31, 2014	3,961
Net income	4,372
Distributions	(124)
Ending Balance (in shares) (Predecessor [Member]) at Dec. 31, 2015						10,000,000	0
Ending Balance (Predecessor [Member]) at Dec. 31, 2015	8,209				$ 8,209
Ending Balance at Dec. 31, 2015	8,209
Net income | Predecessor [Member]	2,568				2,568
Stock based compensation | Predecessor [Member]	1,349				1,349
Distributions | Predecessor [Member]	(195)				(195)
Ending Balance (in shares) (Predecessor [Member]) at Jul. 19, 2016						10,000,000	0
Ending Balance (Predecessor [Member]) at Jul. 19, 2016	11,931				$ 11,931
Beginning Balance at Jul. 20, 2016	(80)	$ 0	$ 6,514	$ (6,594)
Beginning Balance (in shares) at Jul. 20, 2016		1,952,081
Reclassify common shares subject to possible redemption	39,960	$ 1	39,959	0
Reclassify common shares subject to possible redemption (in shares)		3,995,919
Issuance of merger shares	17,465	$ 0	17,465	0
Issuance of merger shares (in shares)		2,200,005
Issuance of warrants	1,087	$ 0	1,087	0
Repurchase of shares from redeeming shareholders	(28,000)	$ 0	(28,000)	0
Repurchase of shares from redeeming shareholders (in shares)		(2,800,000)
Conversion of stock rights	0	$ 0	0	0
Conversion of stock rights (in shares)		479,813
Issuance of shares to underwriter	901	$ 0	901	0
Issuance of shares to underwriter (in shares)		100,000
Dividends on redeemable convertible preferred stock	(160)	$ 0	0	(160)
Net income	1,813	$ 0	0	1,813
Ending Balance (in shares) at Sep. 30, 2016		5,927,818
Ending Balance at Sep. 30, 2016	$ 32,986	$ 1	$ 37,926	$ (4,941)